Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 038 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 207,650,980	$ 176,220,978
EBP, Investment, Fair Value	207,650,980	176,220,978
EBP, Receivable [Abstract]
EBP, Note Receivable from Participant	3,116,617	2,435,391
EBP, Note Receivable from Participant	5,430,000	5,750,000
EBP, Receivable	8,546,617	8,185,391
EBP, Asset	216,197,597	184,406,369
EBP, Liability [Abstract]
EBP, Net Asset Available for Benefit	216,197,597	184,406,369
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,286,090
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	21,165,456
EBP, Change in Net Asset Available for Benefit, Increase	52,956,684
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	226,815
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	183,791,083	167,868,234
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	183,791,083	167,868,234
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		3,239,496
Investment, Identifier [Axis]: American Funds EuroPacific Growth R6 Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,173,112
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	68,886
Investment, Identifier [Axis]: Dodge & Cox Income Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 5,495,674	4,880,218
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	427,346
Investment, Identifier [Axis]: Dodge & Cox International Stock Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 6,874,500	5,046,089
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	417,649
Investment, Identifier [Axis]: Dodge & Cox Stock Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 13,178,226	12,797,710
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	794,348
Investment, Identifier [Axis]: Fidelity 500 Index Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	87,628
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,830,853
Investment, Identifier [Axis]: Fidelity Freedom Index 2010 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	14
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 194
Investment, Identifier [Axis]: Fidelity Freedom Index 2015 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	1,129
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,055
Investment, Identifier [Axis]: Fidelity Freedom Index 2020 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	35,506
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 598,627
Investment, Identifier [Axis]: Fidelity Freedom Index 2025 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	107,335
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,182,113
Investment, Identifier [Axis]: Fidelity Freedom Index 2030 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	303,643
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,865,371
Investment, Identifier [Axis]: Fidelity Freedom Index 2035 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	279,409
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,437,862
Investment, Identifier [Axis]: Fidelity Freedom Index 2040 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	358,746
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,342,650
Investment, Identifier [Axis]: Fidelity Freedom Index 2045 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	171,354
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,284,564
Investment, Identifier [Axis]: Fidelity Freedom Index 2050 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	229,189
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,084,232
Investment, Identifier [Axis]: Fidelity Freedom Index 2055 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	204,654
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,208,456
Investment, Identifier [Axis]: Fidelity Freedom Index 2060 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	216,893
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,678,376
Investment, Identifier [Axis]: Fidelity Freedom Index 2065 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	128,478
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,243,223
Investment, Identifier [Axis]: Fidelity Freedom Index 2070 Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	3,466
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,774
Investment, Identifier [Axis]: Fidelity Freedom Index Funds and Money Market Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 72,868,303	51,410,768
Investment, Identifier [Axis]: Fidelity Freedom Index Income Fund*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	4,207
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,952
Investment, Identifier [Axis]: Fidelity Government Money Market*
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	1
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1
Investment, Identifier [Axis]: Harbor Capital App CIT 5
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,472,052
Investment, Identifier [Axis]: Harbor Capital Appreciation CIT 5
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0
Investment, Identifier [Axis]: Harbor Capital Appreciation Cit 5
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	805,873
Investment, Identifier [Axis]: Harbor Capital Appreciation Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		16,097,721
Investment, Identifier [Axis]: JPMorgan Mid Cap Growth Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 12,200,889	12,642,513
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	235,812
Investment, Identifier [Axis]: JPMorgan Mid Cap Value Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,829,250	5,271,832
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	151,482
Investment, Identifier [Axis]: M/I Homes Company Stock Fund
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	25,663
Investment, Identifier [Axis]: TRP Stable Value Fund
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	7,387,845
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,387,845
Investment, Identifier [Axis]: Vanguard Small Cap Growth Index Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,849,963	4,532,794
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	45,703
Investment, Identifier [Axis]: Vanguard Small Cap Value Index Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 4,386,435	4,174,747
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	48,192
Investment, Identifier [Axis]: Vanguard Wellington Fund
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 51,648,642	44,445,241
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	669,111
Common Collective Trust
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 7,387,845	$ 8,352,744
EBP, Investment, Fair Value	$ 2,234,183
EBP, Employer, Common Stock Fund [Member]
EBP, Liability [Abstract]
EBP, Investment, Number of Shares	25,600	25,000
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 3,286,090	$ 3,329,105
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,286,090	3,329,105
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Employer, Common Stock Fund [Member] | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	180,504,993
EBP, Investment, Fair Value	14,052,171
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value [Abstract]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	180,504,993
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	180,504,993	164,539,129
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value | Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	180,504,993	164,539,129
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 0	$ 0